Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents		$ 18,762	$ 13,001
Marketable securities			8,970
Accounts receivable (net of provision for doubtful accounts of $5,323 and $4,361 as of December 31, 2014 and December 31, 2015, respectively)		$ 29,795	23,457
Other receivable		3,999	2,343
Deferred taxes		1,888	2,038
Prepaid expenses		3,831	2,839
Total current assets		58,275	52,648
Long-term prepaid expenses	[1]	2,535	3,156
Long-term land lease prepaid expenses		7,299	7,380
Assets held for employee severance payments		1,962	1,892
Fixed assets, net		54,122	45,669
Goodwill		30,859	11,286
Intangible assets, net		8,801	5,528
Total long term assets		105,578	74,911
Total assets		163,853	127,559
Account payable:
Trade		30,584	18,414
Other		6,819	$ 5,482
Current maturities of long term loan		3,009
Deferred income		11,483	$ 4,867
Total current liabilities		51,895	28,763
Long-term liabilities
Deferred income		8,151	$ 7,714
Long term loan		10,500
Liability in respect of employee severance payments and others		3,419	$ 2,993
Contingent consideration in respect of acquisition		422	3,550
Deferred taxes		4,398	3,702
Total long-term liabilities		26,890	17,959
Total liabilities		78,785	46,722
Shareholders' equity
Share capital Ordinary share NIS 0.01 par value each (27,000,000 authorized as of December 31, 2015 and December 31, 2014 17,399,939 shares issued and fully paid as of December 31, 2014 17,401,131 shares issued and fully paid as of December 31, 2015		41	40
Additional paid in capital		56,030	54,572
Retained earnings		30,338	27,400
Treasury stock		(146)	(146)
Accumulated other comprehensive (loss)		(1,078)	(934)
Total shareholders' equity		85,185	80,932
Non-controlling interest		(117)	(95)
Total equity		85,068	80,837
Total liabilities and shareholders' equity		$ 163,853	$ 127,559

[1]	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.